Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Sector Rotation Fund (No Load Shares)
Account Value [Line Items]
Account Value	$ 24,218	$ 18,241	$ 15,548	$ 19,007	$ 15,836	$ 14,657	$ 15,019	$ 12,616	$ 10,954	$ 10,185	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,101	$ 25,743	$ 21,167	$ 25,042	$ 19,262	$ 16,728	$ 16,045	$ 13,608	$ 11,473	$ 9,939	$ 10,000